ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries.  All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies".

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the statement of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities
Available for sale securities

Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Inventories	Inventories Inventories comprise principally of lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation.  The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.  These are common life expectancies applied in the shipping and offshore industries.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases
Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Investments
Other Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has one such investment in shares which are not publicly traded.  The best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of this asset in 2009, which was reported in the consolidated statement of operations as "Long-term investment impairment charge".

Deemed Equity Contributions
Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet.  This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease.  The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investments in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of its six single-hull vessels, excluding those sold under sales-type lease agreements, and its investment in shares were impaired. Following the impairment charges taken against these assets in 2009, the review of the carrying value of long-lived assets as at December 31, 2010 and 2011, indicated that none of the Company's asset values are further impaired.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Financial Instruments
Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives
Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal.  The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Total return bond swaps

The Company may enter into short-term total return bond swap lines with banks, whereby the banks acquire the Company's Senior Notes or other bonds, and the Company carries the risk of fluctuations in the market price of the acquired notes. The Company pays variable rate interest to the banks calculated on the nominal value of the bonds held under the swap arrangement, and receives the fixed rate coupon interest paid on the bonds held by the banks. The fair value of the bond swaps are recognized as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations.

Total return equity swaps

The Company may enter into Total Return Swaps ("TRS") indexed to the Company's own shares, whereby the counterparty acquires shares in the Company, and the Company carries the risk of fluctuations in the share price of the acquired shares. The settlement amount for each TRS transaction will be (A) the proceeds on sale of the shares plus all dividends received by the counterparty while holding the shares, less (B) the cost of purchasing the shares plus an agreed compensation for cost of carriage for the counterparty. Settlement will be either a payment from or to the counterparty, depending on whether A is more or less than B. The fair value of each TRS is recorded as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies and these are reported in the same way.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation
Stock-based compensation

The Company has adopted ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which we are required to expense the fair value of stock options issued to employees over the period the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Reclassifications	Reclassifications Certain prior year balances have been reclassified to conform to current year presentation.